As filed with the Securities and Exchange Commission on June 25, 2020

1933 Act File No. 333-________

1940 Act File No. 811-23565

U.S. Securities and Exchange Commission

Washington, D.C. 20549

FORM N-2

(Check appropriate box or boxes)

[X] Registration Statement Under the Securities Act of 1933

[  ] Pre-Effective Amendment No. __

[  ] Post-Effective Amendment No. __

and

[  ] Registration Statement Under the Investment Company Act of 1940

[X] Amendment No. 4

First Trust High Yield Opportunities 2027 Term Fund

Exact Name of Registrant as Specified in Declaration of Trust

120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187

Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

(630) 765-8000

Registrant’s Telephone Number, including Area Code

W. Scott Jardine, Esq.

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, Illinois 60187

Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

Copies of Communications to:

Eric F. Fess, Esq. Chapman and Cutler LLP 111 West Monroe Street Chicago, Illinois 60603	David E. Wohl, Esq. Weil, Gotshal & Manges LLP 767 Fifth Avenue New York, New York 10153

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

_______________

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [  ]

It is proposed that this filing will become effective (check appropriate box)

[  ] when declared effective pursuant to section 8(c)

If appropriate, check the following box:

[  ] This post-effective amendment designates a new effective date for a previously filed registration statement.

[X] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-237878

_______________

Calculation of Registration Fee Under the Securities Act of 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee(2)
Common Shares, $0.01 par value	1,947,442	$20.00	$38,948,840	$5,055.56
(1)	All of which may be purchased pursuant to an over-allotment option granted by the Registrant to the Underwriters.

(2)       Estimated solely for the purpose of determining the registration fee.

EXPLANATORY NOTE AND INCORPORATION BY REFERENCE

This Registration Statement is being filed pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 (Reg. No. 333-237878) filed by First Trust High Yield Opportunities 2027 Term Fund (the “Registrant”) with the Securities and Exchange Commission, declared effective June 25, 2020, are incorporated herein by reference. On June 25, 2020, the Registrant registered 36,250,000 common shares in Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement filed on Form N-2. When the common shares previously registered are combined with the common shares registered herein, the total number of shares registered by the Registrant is 38,197,442 shares. Any required consents are listed on an Exhibit Index attached hereto and are filed herewith.

PART C - OTHER INFORMATION

Item 25: Financial Statements and Exhibits

1.	Financial Statements:

Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the Investment Company Act of 1940 were filed with the Registrant’s Registration Statement on Form N-2 (File No. 333-237878).

2.	Exhibits:
a.1	Amended and Restated Declaration of Trust dated April 28, 2020. (1)
a.2	Amended and Restated Declaration of Trust dated June 18, 2020. (3)
b.	By-Laws of Fund. (3)
c.	None.
d.	None.
e.	Dividend Reinvestment Plan. (3)
f.	None.
g.	Investment Management Agreement between Registrant and First Trust Advisors L.P. (2)
h.1	Underwriting Agreement. (3)
h.2	Master Agreement Among Underwriters. (3)
h.3	Master Selected Dealers Agreement. (3)
i.	None.
j.	Custody Agreement. (3)
k.1	Transfer Agency and Service Agreement. (3)
k.2	Administration and Accounting Services Agreement. (3)
k.3	Structuring and Syndication Fee Agreement with Morgan Stanley & Co. LLC. (3)
k.4	Fee Agreement with Oppenheimer & Co. Inc. (3)

k.5	Fee Agreement with RBC Capital Markets, LLC. (3)
k.6	Fee Agreement with Stifel, Nicolaus & Company, Incorporated. (3)
k.7	Fee Agreement with BB&T Capital Markets, a division of BB&T Securities, LLC. (3)
k.8	Fee Agreement with Alexander Capital, L.P. (3)
k.9	Fee Agreement with A.G.P./Alliance Global Partners. (3)
k.10	Fee Agreement with Amerivet Securities, Inc. (3)
k.11	Fee Agreement with Arete Wealth Management, LLC. (3)
k.12	Fee Agreement with B. Riley FBR, Inc. (3)
k.13	Fee Agreement with Brookline Capital Markets, a Division of Arcadia Securities, LLC. (3)
k.14	Fee Agreement with D.A. Davidson & Co. (3)
k.15	Fee Agreement with Huntleigh Securities Corporation. (3)
k.16	Fee Agreement with Hilltop Securities Inc. (3)
k.17	Fee Agreement with Independent Financial Group, LLC. (3)
k.18	Fee Agreement with Incapital LLC. (3)
k.19	Fee Agreement with INTL FCStone Financial Inc. (3)
k.20	Fee Agreement with Janney Montgomery Scott LLC. (3)
k.21	Fee Agreement with JonesTrading Institutional Services LLC. (3)
k.22	Fee Agreement with Ladenburg Thalmann & Co. Inc. (3)
k.23	Fee Agreement with Maxim Group LLC. (3)
k.24	Fee Agreement with National Securities Corporation. (3)
k.25	Fee Agreement with Newbridge Securities Corporation. (3)
k.26	Fee Agreement with Pershing LLC. (3)
k.27	Fee Agreement with Regal Securities, Inc. (3)

k.28	Fee Agreement with Synovus Securities, Inc. (3)
k.29	Fee Agreement with TD Ameritrade, Inc. (3)
k.30	Fee Agreement with USCA Securities LLC. (3)
k.31	Fee Agreement with Wedbush Securities Inc. (3)
k.32	Fee Agreement with Wintrust Investments, LLC. (3)
k.33	Fee Agreement with Arkadios Capital.**
k.34	Fee Agreement with Fidelity Capital Markets, a division of National Financial Services LLC.**
k.35	Fee Agreement with Northland Securities, Inc.**
l.1	Opinion and consent of Chapman and Cutler LLP.**
l.2	Opinion and consent of Morgan, Lewis & Bockius LLP.**
m.	None.
n.	Consent of Independent Registered Public Accounting Firm.**
o.	None.
p.	Subscription Agreement between Registrant and First Trust Portfolios L.P. (2)
q.	None.
r.1	Code of Ethics of Registrant. (3)
r.2	Code of Ethics of First Trust Portfolios L.P. (3)
r.3	Code of Ethics of First Trust Advisors L.P. (3)
s.	Powers of Attorney. (2)

(1)	Filed on April 28, 2020 with Registrant’s Registration Statement on Form N-2 (File No. 333-237878) and incorporated herein by reference.
(2)	Filed on June 3, 2020 with Registrant’s Registration Statement on Form N-2 (File No. 333-237878) and incorporated herein by reference.
(3)	Filed on June 24, 2020 with Registrant’s Registration Statement on Form N-2 (File No. 333-237878) and incorporated herein by reference.
*	To be filed by amendment.
**	Filed herewith.

Item 26: Marketing Arrangements

See the Underwriting Agreement, the Master Agreement Among Underwriters, the Master Selected Dealers Agreement, the Structuring and Syndication Fee Agreement of Morgan Stanley & Co. LLC, the Fee Agreement with Oppenheimer & Co. Inc., the Fee Agreement with RBC Capital Markets, LLC, the Fee Agreement with Stifel, Nicolaus & Company, Incorporated, the Fee Agreement with BB&T Capital Markets, LLC a divisions of BB&T Securities, LLC, the Fee Agreement with Alexander Capital, L.P., the Fee Agreement with A.G.P./Alliance Global Partners, the Fee Agreement with Amerivet Securities, Inc., the Fee Agreement with Arete Wealth Management, LLC, the Fee Agreement with B. Riley FBR, Inc., the Fee Agreement with Brookline Capital Market, a Division of Arcadia Securities, LLC, the Fee Agreement with D.A. Davidson & Co., the Fee Agreement with Huntleigh Securities Corporation, the Fee Agreement with Hilltop Securities Inc., the Fee Agreement with Independent Financial Group, LLC, the Fee Agreement with Incapital LLC, the Fee Agreement with INTL FCStone Financial Inc., the Fee Agreement with Janney Montgomery Scott LLC, the Fee Agreement with JonesTrading Institutional Services LLC, the Fee Agreement with Ladenburg Thalmann & Co. Inc., the Fee Agreement with Maxim Group LLC, the Fee Agreement with National Securities Corporation, the Fee Agreement with Newbridge Securities Corporation, the Fee Agreement with Pershing LLC, the Fee Agreement with Regal Securities, Inc., the Fee Agreement with Synovus Securities, Inc., the Fee Agreement with Wedbush Securities Inc., the Fee Agreement of Wintrust Investments, LLC, the Fee Agreement with Arkadios Capital, the Fee Agreement with Fidelity Capital Markets, a division of National Financial Services LLC and the Fee Agreement with Northland Securities, Inc. filed as Exhibit (h)(1), Exhibit (h)(2), Exhibit (h)(3), Exhibit (k)(3), Exhibit (k)(4), Exhibit (k)(5), Exhibit (k)(6), Exhibit (k)(7), Exhibit (k)(8), Exhibit (k)(9), Exhibit (k)(10), Exhibit (k)(11), Exhibit (k)(12), Exhibit (k)(13), Exhibit (k)(14), Exhibit (k)(15), Exhibit (k)(16), Exhibit (k)(17), Exhibit (k)(18), Exhibit (k)(19), Exhibit (k)(20), Exhibit (k)(21), Exhibit (k)(22), Exhibit (k)(23), Exhibit (k)(24), Exhibit (k)(25), Exhibit (k)(26), Exhibit (k)(27), Exhibit (k)(28), Exhibit (k)(29), Exhibit (k)(30), Exhibit (k)(31), Exhibit (k)(32), Exhibit (k)(33), Exhibit (k)(34) and Exhibit (k)(35), respectively, to this Registration Statement.

Item 27: Other Expenses of Issuance and Distribution

Securities and Exchange Commission Fees	$99,160
Financial Industry Regulatory Authority, Inc. Fees	$115,092
Printing and Engraving Expenses	$80,000
Legal Fees	$590,500
Listing Fees	$30,000
Accounting Expenses	$17,000
Blue Sky Filing Fees and Expenses	$--
Miscellaneous Expenses	$25,000
Total	$956,752

Item 28: Persons Controlled by or under Common Control with Registrant

Not applicable.

Item 29: Number of Holders of Securities

At June 25, 2020

Title of Class	Number of Record Holders
Common Shares, $0.01 par value	1

Item 30: Indemnification

Section 9.5 of the Registrant’s Declaration of Trust provides as follows:

Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As used in this Section 9.5, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Section 8 of the Underwriting Agreement filed as Exhibit (h)(1) to this Registration Statement provides for each of the parties thereto, including the Registrant and the underwriters, to indemnify the others, their directors, officers, agents, affiliates and persons who control them against certain liabilities in connection with the offering described herein, including liabilities under the federal securities laws.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 31: Business and Other Connections of Investment Advisers

The information in the Statement of Additional Information under the captions “Management of the Fund – Trustees and Officers” is hereby incorporated by reference.

Item 32: Location of Accounts and Records.

First Trust Advisors L.P. maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholders meetings and contracts of the Registrant, all advisory material of the investment adviser, all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records.

Item 33: Management Services

Not applicable.

Item 34: Undertakings

1.	Registrant undertakes to suspend the offering of its shares until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.
2.	Not applicable.
3.	Not applicable.
4.	Not applicable.

5.	The Registrant undertakes that:
a.	For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective; and
b.	For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.
6.	The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Wheaton, and State of Illinois, on the 25th day of June, 2020.

First Trust High Yield Opportunities 2027 Term Fund

By: /s/ James M. Dykas

James M. Dykas, President and
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ James M. Dykas	President and Chief Executive Officer	June 25, 2020
James M. Dykas	(Principal Executive Officer)
/s/ Donald P. Swade	Chief Financial Officer, Chief Accounting Officer and	June 25, 2020
Donald P. Swade	Treasurer (Principal Financial and Accounting Officer)
James A. Bowen(1)	Chairman of the Board and Trustee )	By: /s/ W. Scott Jardine W. Scott Jardine Attorney-In-Fact June 25, 2020
Richard E. Erickson(1)	Trustee )
Thomas R. Kadlec(1)	Trustee )
Robert F. Keith(1)	Trustee )
Niel B. Nielson(1)	Trustee )

_______________

(1)	Original powers of attorney authorizing W. Scott Jardine, James M. Dykas, Eric F. Fess and Kristi A. Maher to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed and filed as Exhibit s. to the Registrant’s Registration Statement on Form N-2 (333-237878).

INDEX TO EXHIBITS

k.33	Fee Agreement with Arkadios Capital.
k.34	Fee Agreement with Fidelity Capital Markets, a division of National Financial Services LLC.
k.35	Fee Agreement with Northland Securities, Inc.
l.1	Opinion and consent of Chapman and Cutler LLP.
l.2	Opinion and consent of Morgan, Lewis & Bockius LLP.
n.	Consent of Independent Registered Public Accounting Firm.